UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-21897
                                                     ---------

                                The Roxbury Funds
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                  Lance Simpson
                         Roxbury Capital Management, LLC
                       100 Wilshire Boulevard, Suite 1000
                             Santa Monica, CA 90401
       ------------------------------------------------------------------
                     (Name and address of agent for service)

                                    Copy to:
                           Michael P. Malloy, Esquire
                           Drinker Biddle & Reath LLP
                                One Logan Square
                             18th and Cherry Streets
                           Philadelphia, PA 19103-6996

       Registrant's telephone number, including area code: (310) 917-5600
                                                           --------------

                        Date of fiscal year end: June 30
                                                 -------

                     Date of reporting period: June 30, 2009
                                               -------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.   REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


                            (THE ROXBURY FUNDS LOGO)
                DISCIPLINED INVESTING. INDEPENDENT THINKING.(TM)

                                  ANNUAL REPORT
                                  JUNE 30, 2009

                              SMALL-CAP GROWTH FUND

                                  ALL-CAP FUND

                            TELEPHONE: (800) 497-2920

                              www.RoxburyFunds.com

THE ROXBURY FUNDS

TABLE OF CONTENTS

LETTER TO SHAREHOLDERS ....................................................    3
ROXBURY SMALL-CAP GROWTH FUND
   Investment Review ......................................................    4
   Schedule of Investments ................................................    6
ROXBURY ALL-CAP FUND
   Investment Review ......................................................    8
   Schedule of Investments ................................................   10
FUND EXPENSE EXAMPLES .....................................................   12
FINANCIAL STATEMENTS
   Statements of Assets and Liabilities ...................................   13
   Statements of Operations ...............................................   14
   Statements of Changes in Net Assets ....................................   15
FINANCIAL HIGHLIGHTS ......................................................   16
NOTES TO FINANCIAL STATEMENTS .............................................   18
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM ...................   22
ADDITIONAL INFORMATION
   Tax Information ........................................................   23
TRUSTEES AND OFFICERS .....................................................   24

LETTER TO SHAREHOLDERS

(PHOTO OF BRIAN C. BEH)
BRIAN C. BEH
President, The Roxbury Funds

DEAR SHAREHOLDERS,

     The second quarter of 2009 began the way the first quarter ended, with a strong rally moving US stocks up to double digit gains. A mixture of depressed stock valuations, record amounts of cash on the sidelines, and hope that the US economy might find a bottom in the second half of the year were enough to raise optimism and propel investors to look to make money in the stock market. For the quarter, Small and Mid Cap stocks bested Large Cap stocks. Growth style managers well outpaced Value.

     The smallest of the small caps were the biggest winners for the quarter helping the Russell 2000 Index post its best quarter since the second quarter of 2003. The smallest market cap stocks were up over 60% for the quarter. That compares to a 12% return for the largest of the small cap stocks in the index. Additionally, stocks under $5 per share were up over 50% for the quarter while stocks over $20 per share were up 9.5%.

     For 2009, the Russell 2000 Growth Index is up 11.4% while the Russell 2000 Value Index is down over 5%. The weak performance by the Financial Services sector and its weight in the Russell 2000 Value Index, along with the strong results for Technology stocks and their overweight in the Russell 2000 Growth Index were the primary factors for the significant difference in performance. Roxbury's Small Cap Growth Fund has outperformed its Index by over 200 basis points so far in 2009. Our team continues to find compelling opportunities in the Technology and Healthcare sectors. Our two new team members, Nick Blankl and David Swank, have integrated into Roxbury well and are adding considerable value to our shareholders.

     Despite the recent improvement in the stock market, there are many issues that will continue to weigh on the economy and stocks. Historically stocks have tended to anticipate recoveries before they take hold. However, given the combination of higher unemployment, lower home prices, potentially higher interest rates, and growing government deficits, a sustained recovery looks difficult. That said, the ingenuity of small US companies continues. We will continue to strive to identify tomorrow's leaders. Thank you for your continued trust in us.

Sincerely,


/s/ Brian C. Beh
Brian C. Beh
President
The Roxbury Funds

THE ABOVE COMMENTS REFLECT THE INVESTMENT ADVISER'S VIEWS GENERALLY REGARDING THE MARKET AND THE ECONOMY, WERE CURRENT AS OF THE DATE OF THIS LETTER, AND ARE SUBJECT TO CHANGE AT ANY TIME.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

INVESTMENT REVIEW

     Depressed stock valuations combined with hopes that the economic decline was abating spurred investor confidence throughout the quarter. This renewed optimism coupled with record cash balances parked in money-market funds provided plenty of dry powder to fuel a market rally. All major stock indexes posted double-digit gains with small-cap benchmarks appreciating more than 20% for the three months ending June 30, 2009.

     Although all market sectors rose in the period, a declining dollar and Chinese stockpiling triggered rebounds in the energy and commodities-related companies. Industrial, information technology and consumer discretionary stocks advanced in anticipation of stronger economic growth to come later this year or early next year. In addition, the strongest performing holdings within each sector were dominated by smaller, low quality, low P/E and low price stocks.

     The Russell 2000 Growth Index appreciated more than 23% in the second quarter and has returned 11.4% so far this year. Roxbury's Small-Cap Growth Fund held its own in the quarter by returning more than 22% and has advanced 13.4% on a year-to-date basis. The rally has been led by lower quality, lower priced and the smallest stocks in the index. The best performing sectors in the index during the second quarter included materials, information technology and energy. So far this year, leadership in the Russell 2000 Growth Index has come from information technology, consumer discretionary, consumer staples and materials, which have all posted double-digit returns.

     The Roxbury Small-Cap Growth Fund's performance was positively impacted by stock selection in healthcare, consumer staples and information technology while our overweight position in consumer discretionary and information technology added to our performance relative to the index. The portfolio was negatively impacted by stock selection in consumer discretionary and industrials. According to Merrill Lynch Investment Strategy Group, the average small-cap growth fund returned 21.2% in the quarter and only 32% of active managers outperformed the index for the quarter. On a year-to-date basis, the average small-cap growth fund has advanced 11.4%, with 49% of active managers besting the benchmark.

     We believe that our continuing investment philosophy of owning securities of high quality, growing businesses at attractive valuations may provide clients with the opportunity for superior risk-adjusted returns over the long run. In fact, we believe slower growth environments ultimately play well into Roxbury's quality focus. During tough times, it's the stronger companies that continue to garner market share. Companies that exercised financial discipline over the past few years are in a position today to acquire distressed competitors or assets at bargain prices, repurchase their own shares at a discount, or otherwise deploy capital at attractive returns. We believe that these well run businesses have the potential to generate significant earnings growth in the future when the economic recovery materializes.

TOP TEN HOLDINGS (UNAUDITED)                                      % OF PORTFOLIO
----------------------------                                      --------------
Inverness Medical Innovations, Inc.                                      3.0%
Dendreon Corp.                                                           3.0%
TNS, Inc.                                                                3.0%
ResMed, Inc.                                                             2.0%
PSS World Medical, Inc.                                                  2.0%
Palm, Inc.                                                               1.8%
Websense, Inc.                                                           1.7%
Cogent Communications Group, Inc.                                        1.6%
Brocade Communications System, Inc.                                      1.6%
Whiting Petroleum Corp.                                                  1.6%

SECTOR BREAKDOWN (UNAUDITED)                                      % OF PORTFOLIO
----------------------------                                      --------------
Common Stocks
   Information Technology                                               29.9%
   Health Care                                                          23.2%
   Consumer Discretionary                                               16.7%
   Industrials                                                           9.9%
   Financials                                                            5.6%
   Telecommunication Services                                            4.9%
   Energy                                                                2.6%
   Consumer Staples                                                      2.3%
   Materials                                                             1.3%
Short-Term Investments                                                   3.6%
TOTAL                                                                  100.0%

PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------
Number of Holdings                                                        85
Market Cap (wtd. median, mil.)                                        $1,053
Price/Book Value (wtd. avg.)                                             2.3x
Price/Earnings (wtd. avg.)                                                25x
Beta                                                                    0.92
Standard Deviation                                                     20.32%
Portfolio Turnover                                                       159%

Portfolio holdings are subject to change at any time.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Qs are available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call (202) 551-8090.

Very truly yours,


Steve Marshman, CFA                     Robert Marvin, CFA, CPA
Portfolio Manager/Analyst               Portfolio Manager/Analyst


Brian Smoluch, CFA
Portfolio Manager/Analyst

                          ROXBURY SMALL-CAP GROWTH FUND
Comparison of Change in Value of a Hypothetical $10,000 Investment* (Unaudited)

                               (PERFORMANCE GRAPH)

            Roxbury Small Cap Growth Fund   Russell 2000(R)
               -- Institutional Shares        Growth Index
            -----------------------------   ---------------
 1/2/2003               10000                    10000
6/30/2003               12760                    11933
6/30/2004               17184                    15490
6/30/2005               17447                    16759
6/30/2006               20616                    19157
6/30/2007               23560                    23023
6/30/2008               19303                    20909
6/30/2009               14690                    15101

The following table compares the performance of the Roxbury Small-Cap Growth Fund and the Russell 2000(R) Growth Index for the periods ended June 30.

         Average Annual Total Return For the Periods Ended June 30, 2009

                                                                            SINCE
                                                     1 YEAR   5 YEARS   INCEPTION(1)
                                                     ------   -------   ------------
Roxbury Small-Cap Growth Fund Institutional Shares   -23.90%   -3.09%       6.10%
Russell 2000(R) Growth Index(2)                      -24.85%   -1.32%       6.10%

     FUND EXPENSE RATIOS(3): INSTITUTIONAL SHARES: GROSS 1.36%, NET 1.25%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Small company stocks may be subject to a higher degree of market risk because they tend to be more volatile and less liquid.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1)  The Institutional Shares commenced operations on January 2, 2003.

(2) The Russell 2000(R) Growth Index measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000(R) Index measures the performance of 2,000 companies in the small capitalization segment of the U.S. equity market.

(3) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2008 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
     Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross expenses do not reflect the effect of a contractual fee waiver.

SMALL-CAP GROWTH

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2009

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- 95.2%
   CONSUMER DISCRETIONARY -- 16.5%
      CASINOS & GAMING -- 1.3%
         Bally Technologies, Inc.* .................        33,270   $   995,438
                                                                     -----------
      HOTELS, RESTAURANTS & LEISURE -- 2.9%
         Cracker Barrel Old Country Store, Inc. ....        24,250       676,575
         Sonic Corp.* ..............................        53,655       538,160
         Texas Roadhouse, Inc. - Class A* ..........        92,685     1,011,193
                                                                     -----------
                                                                       2,225,928
                                                                     -----------
      HOUSEHOLD DURABLES -- 1.9%
         Jarden Corp.* .............................        42,650       799,688
         Ryland Group, Inc. ........................        39,070       654,813
                                                                     -----------
                                                                       1,454,501
                                                                     -----------
      LEISURE EQUIPMENT & PRODUCTS -- 0.5%
         Pool Corp. ................................        24,055       398,351
                                                                     -----------
      MULTILINE RETAIL -- 0.7%
         Dollar Tree, Inc.* ........................        12,785       538,249
                                                                     -----------
      SPECIALTY RETAIL -- 5.9%
         Aaron Rents, Inc. .........................        23,395       697,639
         Advance Auto Parts, Inc. ..................        22,110       917,344
         Cabela's, Inc.* ...........................        67,315       827,974
         Gymboree Corp.* ...........................        27,630       980,312
         PetSmart, Inc. ............................        53,380     1,145,535
                                                                     -----------
                                                                       4,568,804
                                                                     -----------
      TEXTILES, APPAREL & LUXURY GOODS -- 3.3%
         Deckers Outdoor Corp.* ....................        12,715       893,483
         Iconix Brand Group, Inc.* .................        70,180     1,079,368
         Phillips-Van Heusen Corp. .................        20,605       591,158
                                                                     -----------
                                                                       2,564,009
                                                                     -----------
      TOTAL CONSUMER DISCRETIONARY .................                  12,745,280
                                                                     -----------
   CONSUMER STAPLES -- 2.2%
      FOOD & STAPLES RETAILING -- 0.8%
         United Natural Foods, Inc.* ...............        23,849       626,036
                                                                     -----------
      PERSONAL PRODUCTS -- 1.4%
         NBTY, Inc.* ...............................        39,140     1,100,617
                                                                     -----------
      TOTAL CONSUMER STAPLES .......................                   1,726,653
                                                                     -----------
   ENERGY -- 2.6%
      OIL, GAS & CONSUMABLE FUELS -- 2.6%
         Alpha Natural Resources, Inc.* ............        30,060       789,676
         Whiting Petroleum Corp.* ..................        34,020     1,196,143
                                                                     -----------
                                                                       1,985,819
                                                                     -----------
      TOTAL ENERGY .................................                   1,985,819
                                                                     -----------
   FINANCIALS -- 5.5%
      CAPITAL MARKETS -- 2.3%
         Affiliated Managers Group, Inc.* ..........        10,800       628,452
         optionsXpress Holdings, Inc. ..............        75,330     1,169,875
                                                                     -----------
                                                                       1,798,327
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- continued
      COMMERCIAL BANKS -- 0.2%
         Umpqua Holdings Corp. .....................        25,790   $   200,130
                                                                     -----------
      CONSUMER FINANCE -- 0.8%
         EZCORP, Inc. - Class A* ...................        55,715       600,608
                                                                     -----------
      INSURANCE -- 0.7%
         Tower Group, Inc. .........................        21,075       522,238
                                                                     -----------
      REAL ESTATE INVESTMENT TRUSTS -- 1.5%
         Corporate Office Properties Trust .........        39,335     1,153,696
                                                                     -----------
      TOTAL FINANCIALS .............................                   4,274,999
                                                                     -----------
   HEALTH CARE -- 22.9%
      BIOTECHNOLOGY -- 5.0%
         Dendreon Corp.* ...........................        92,120     2,289,182
         Emergent Biosolutions, Inc.* ..............        40,600       581,798
         United Therapeutics Corp.* ................        12,050     1,004,126
                                                                     -----------
                                                                       3,875,106
                                                                     -----------
      HEALTH CARE EQUIPMENT & SUPPLIES -- 8.8%
         American Medical Systems Holdings,
            Inc.* ..................................        68,545     1,083,011
         Cyberonics, Inc.* .........................        23,115       384,403
         IDEXX Laboratories, Inc.* .................        16,755       774,081
         Inverness Medical Innovations, Inc.* ......        65,160     2,318,393
         Quidel Corp.* .............................        44,840       652,870
         ResMed, Inc.* .............................        38,710     1,576,658
                                                                     -----------
                                                                       6,789,416
                                                                     -----------
      HEALTH CARE PROVIDERS & SERVICES -- 5.4%
         Henry Schein, Inc.* .......................        19,415       930,949
         HMS Holdings Corp.* .......................        17,050       694,276
         MEDNAX, Inc.* .............................        24,025     1,012,173
         PSS World Medical, Inc.* ..................        82,685     1,530,500
                                                                     -----------
                                                                       4,167,898
                                                                     -----------
      HEALTH CARE TECHNOLOGY -- 1.6%
         Quality Systems, Inc. .....................        10,350       589,536
         SXC Health Solutions Corp.* ...............        24,805       630,543
                                                                     -----------
                                                                       1,220,079
                                                                     -----------
      LIFE SCIENCES TOOLS & SERVICES -- 2.1%
         Illumina, Inc.* ...........................        24,470       952,862
         Medivation, Inc.* .........................        30,185       676,446
                                                                     -----------
                                                                       1,629,308
                                                                     -----------
      TOTAL HEALTH CARE ............................                  17,681,807
                                                                     -----------
   INDUSTRIALS -- 9.8%
      COMMERCIAL SERVICES & SUPPLIES -- 5.2%
         Aegean Marine Petroleum Network, Inc. .....        53,860       813,286
         Copart, Inc.* .............................        19,665       681,785
         GeoEye, Inc.* .............................        47,720     1,124,283
         Kenexa Corp.* .............................        59,080       683,556
         Waste Connections, Inc.* ..................        27,578       714,546
                                                                     -----------
                                                                       4,017,456
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS JUNE 30, 2009 continued

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- continued
      MACHINERY -- 0.8%
         Navistar International Corp.* .............        13,775   $   600,590
                                                                     -----------
      ROAD & RAIL -- 3.8%
         Genesee & Wyoming, Inc. - Class A* ........        25,295       670,571
         Landstar System, Inc. .....................        29,815     1,070,657
         Old Dominion Freight Line, Inc.* ..........        35,255     1,183,510
                                                                     -----------
                                                                       2,924,738
                                                                     -----------
      TOTAL INDUSTRIALS ............................                   7,542,784
                                                                     -----------
   INFORMATION TECHNOLOGY -- 29.5%
      COMMUNICATIONS EQUIPMENT -- 4.4%
         Cogo Group, Inc.* .........................        95,295       568,911
         DG FastChannel, Inc.* .....................        41,700       763,110
         Palm, Inc.* ...............................        82,850     1,372,825
         Viasat, Inc.* .............................        26,110       669,460
                                                                     -----------
                                                                       3,374,306
                                                                     -----------
      COMPUTERS & PERIPHERALS -- 2.5%
         Brocade Communications Systems, Inc.* .....       157,515     1,231,767
         STEC, Inc.* ...............................        31,200       723,528
                                                                     -----------
                                                                       1,955,295
                                                                     -----------
      ELECTRONIC EQUIPMENT, INSTRUMENTS &
         COMPONENTS -- 3.8%
         IMAX Corp.* ...............................        55,610       451,553
         Maxwell Technologies, Inc.* ...............        52,340       723,863
         OSI Systems, Inc.* ........................        48,953     1,020,670
         Plexus Corp.* .............................        35,320       722,647
                                                                     -----------
                                                                       2,918,733
                                                                     -----------
      INTERNET SOFTWARE & SERVICES -- 3.5%
         Ariba, Inc.* ..............................        63,355       623,413
         Equinix, Inc.* ............................        11,255       818,689
         Websense, Inc.* ...........................        72,290     1,289,654
                                                                     -----------
                                                                       2,731,756
                                                                     -----------
      IT SERVICES -- 5.8%
         Euronet Worldwide, Inc.* ..................        37,715       731,294
         Sapient Corp.* ............................       115,100       723,979
         SRA International, Inc. - Class A* ........        42,890       753,148
         TNS, Inc.* ................................       121,960     2,286,750
                                                                     -----------
                                                                       4,495,171
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 4.4%
         Micron Technology, Inc.* ..................        73,065       369,709
         Sigma Designs, Inc.* ......................        47,370       759,815
         Skyworks Solutions, Inc.* .................       114,815     1,122,890
         Veeco Instruments, Inc.* ..................        55,130       638,957
         Verigy Ltd.* ..............................        42,260       514,304
                                                                     -----------
                                                                       3,405,675
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- continued
      SOFTWARE -- 5.1%
         ANSYS, Inc.* ..............................        19,016   $   592,539
         ArcSight, Inc.* ...........................        22,290       396,093
         Macrovision Solutions Corp.* ..............        52,430     1,143,498
         Micros Systems, Inc.* .....................        29,818       754,992
         Solera Holdings, Inc.* ....................        39,995     1,015,873
                                                                     -----------
                                                                       3,902,995
                                                                     -----------
      TOTAL INFORMATION TECHNOLOGY .................                  22,783,931
                                                                     -----------
   MATERIALS -- 1.3%
      CHEMICALS -- 1.3%
         Airgas, Inc. ..............................        24,720     1,001,901
                                                                     -----------
      TOTAL MATERIALS ..............................                   1,001,901
                                                                     -----------
   TELECOMMUNICATION SERVICES -- 4.9%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.0%
         Atlantic Tele-Network, Inc. ...............        25,405       998,163
         Cogent Communications Group, Inc.* ........       153,381     1,250,055
         Neutral Tandem, Inc.* .....................        26,865       793,055
                                                                     -----------
                                                                       3,041,273
                                                                     -----------
      WIRELESS TELECOMMUNICATION SERVICES -- 0.9%
         Clearwire Corp. - Class A* ................        86,810       480,059
         Syniverse Holdings, Inc.* .................        14,265       228,668
                                                                     -----------
                                                                         708,727
                                                                     -----------
      TOTAL TELECOMMUNICATION SERVICES .............                   3,750,000
                                                                     -----------
      TOTAL COMMON STOCK
         (COST $63,066,673) ........................                  73,493,174
                                                                     -----------
SHORT-TERM INVESTMENTS -- 3.5%
         BlackRock Liquidity Funds TempCash
            Portfolio - Institutional Series
            (seven day effective yield 0.517%) .....     1,356,951     1,356,951
         BlackRock Liquidity Funds TempFund
            Portfolio - Institutional Series
            (seven day effective yield 0.213%) .....     1,356,950     1,356,950
                                                                     -----------
      TOTAL SHORT-TERM INVESTMENTS
         (COST $2,713,901) .........................                   2,713,901
                                                                     -----------
      TOTAL INVESTMENTS -- 98.7%
         (COST $65,780,574)+ .......................                  76,207,075
      OTHER ASSETS IN EXCESS OF LIABILITIES --
         1.3% ......................................                     976,134
                                                                     -----------
      NET ASSETS -- 100.0% .........................                 $77,183,209
                                                                     ===========

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $70,005,204. As of June 30, 2009, net unrealized appreciation was $6,201,871. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $11,978,290 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $5,776,419.

     The accompanying notes are an integral part of the financial statements.

ALL-CAP

ROXBURY ALL-CAP FUND (formerly, the Mid-Cap Fund)

INVESTMENT REVIEW

     Depressed stock valuations combined with hopes that the economic decline was abating spurred investor confidence throughout the quarter. This renewed optimism coupled with record cash balances parked in money-market funds provided plenty of dry powder to fuel a market rally. All major stock indexes posted double-digit gains.

     Although all market sectors rose in the period, financial service stocks skyrocketed after an averted collapse of the banking system. A declining dollar and Chinese stockpiling triggered rebounds in the energy and commodities-related companies. Industrial, technology and consumer discretionary stocks advanced in anticipation of stronger economic growth to come later this year or early next year. In addition, the strongest performing holdings within each sector were dominated by smaller, low quality, low P/E and low price stocks. Roxbury's All-Cap Fund appreciated 14% during the quarter, slightly behind the Russell 3000 Index. The Fund is up approximately 2% for the calendar year, versus the Russell 3000 which is up 4%. The Fund underperformed its benchmark over the one-year period because it was overweighted in value stocks and/or dividend paying stocks. The biggest positive contributor to the Fund's performance for the quarter ended June 30, 2009 was its overweight in the financial services sector which was the best performing sector for that quarter.

     The environment today is challenging. The global recession continues, but the pace of decline is slowing. There are reasons to believe that a recovery is coming based on stimulus spending, easier comparisons, and the draw-down of excess inventories. But the strength of the subsequent rebound is in question, and likely the U.S. will be experiencing another jobless recovery, at least for the near term.

     We believe slower growth environments ultimately play well into Roxbury's quality focus. During tough times, it's the stronger companies that continue to garner market share. Focused managements, low-cost production, technology advantages, regulatory requirements/restrictions, and other competitive barriers are critical to success. Companies that exercised financial discipline over the past few years are in a position today to acquire distressed competitors or assets at bargain prices, repurchase their own shares at a discount, or otherwise deploy capital at attractive returns.

     The recent bull rally has helped suppress the earlier panic by investors, and has calmed many of the general public's fears. Consumer and business confidence have been improving, but remain at low levels. Valuations still look attractive for the long-term investor, but the recent rally has reduced the number of bargains that were available just three months ago.

     Historically, stocks have tended to anticipate recoveries before they take hold. Given the fragile state of affairs, another market correction is possible, especially if the anticipated recovery is delayed. As always, we encourage investors to take a long-term view, especially given the opportunities we see today from a bottom-up, fundamental perspective.

TOP TEN HOLDINGS (UNAUDITED)                                      % OF PORTFOLIO
----------------------------                                      --------------
Banco Macro SA - ADR                                                     3.2%
Telvent GIT SA                                                           3.1%
Perdigao SA - ADR                                                        2.9%
Calumet Specialty Products Partners LP                                   2.7%
Shinhan Financial Group Co., Ltd. - ADR                                  2.7%
The McGraw-Hill Cos., Inc.                                               2.6%
American Financial Group, Inc.                                           2.6%
Agree Realty Corp.                                                       2.6%
Scholastic Corp.                                                         2.5%
Enerplus Resources Fund                                                  2.5%

SECTOR BREAKDOWN (UNAUDITED)                                      % OF PORTFOLIO
----------------------------                                      --------------
Common Stocks
   Financials                                                           20.6%
   Consumer Discretionary                                               18.9%
   Consumer Staples                                                     17.9%
   Energy                                                               15.8%
   Industrials                                                           7.0%
   Utilities                                                             5.7%
   Information Technology                                                5.3%
   Telecommunication Services                                            4.4%
   Health Care                                                           4.4%
TOTAL                                                                  100.0%

PORTFOLIO STATISTICS (UNAUDITED)
--------------------------------
Number of Holdings                                                        46
Market Cap (wtd. median, bil.)                                        $1,680
Price/Book Value (wtd. avg.)                                             1.3x
Price/Earnings (wtd. avg.)                                               9.7x
Beta*                                                                   0.91
Standard Deviation*                                                    28.34%
Portfolio Turnover                                                       321%

Portfolio holdings are subject to change at any time.

* Effective November 1, 2008, the Fund changed its name to the All-Cap Fund as well as its strategies and changed its benchmark from the Russell Mid-Cap Growth(R) Index to the Russell 3000(R) Index. As a result, the Beta and Standard Deviation reflect the impact of this change.

QUARTERLY PORTFOLIO HOLDINGS

Each Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds' Forms N-Qs are available electronically on the SEC's website at www.sec.gov. Hard copies may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. For more information on the Public Reference Room, call (202) 551-8090.

Very truly yours,


Jeffrey A. Sexton
Portfolio Manager

                              ROXBURY ALL-CAP FUND
Comparison of Change in Value of a Hypothetical $10,000 Investment* (Unaudited)

                              (PERFORMANCE GRAPH)

              Roxbury All-Cap Fund      Russell
            -- Institutional Shares   3000 Index
            -----------------------   ----------
 2/8/2005            10000               10000
6/30/2005            10157               10083
6/30/2006            11359               10978
6/30/2007            12736               13177
6/30/2008            10818               11510
6/30/2009             8054                8451

The following table compares the performance of the Roxbury All-Cap Fund and the Russell 3000(R) Index for the periods ended June 30.

         Average Annual Total Return For the Periods Ended June 30, 2009

                                                                   SINCE
                                            1 YEAR   5 YEARS   INCEPTION(1)
                                            ------   -------   ------------
Roxbury All-Cap Fund Institutional Shares   -25.55%      NA       -4.81%
Russell 3000(R) Index(2)                    -26.56%   -1.84%      -3.62%
Russell MidCap(R) Growth Index(3)           -30.33%   -0.44%      -2.29%

     FUND EXPENSE RATIOS(4) : INSTITUTIONAL SHARES: GROSS 4.94%, NET 1.30%.

* PERFORMANCE QUOTED REPRESENTS PAST PERFORMANCE AND DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THAT SHOWN HERE. PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END IS AVAILABLE BY CALLING 800-497-2960.

     An investment in the Fund is not insured by the FDIC or any other governmental agency, is not a deposit of or other obligation of or guaranteed by any bank or other entity, and is subject to risks including a possible loss of the principal amount invested.

     The performance in the table above does not reflect the deduction of taxes a shareholder would pay on Fund distributions or redemption of Fund shares.

     Prior to November 1, 2008, the Fund was named the Roxbury Mid-Cap Fund and operated under a different strategy. The performance of the All-Cap Fund is based upon the Roxbury Mid-Cap Fund returns restated to reflect the expenses of the All-Cap Fund and is not necessarily indicative of the future performance of the All-Cap Fund.

     The Roxbury Funds are distributed by Professional Funds Distributor, LLC.

(1)  The Institutional Shares commenced operations on February 8, 2005.

(2) The Russell 3000(R) Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market. The All-Cap Fund's benchmark is being changed to the Russell 3000(R) Index to provide a more accurate comparison to the investment strategy.

(3) The Russell MidCap Growth(R) Index measures the performance of those companies in the Russell MidCap(R) Index with higher price-to-book ratios and higher forecasted growth values. The Russell MidCap(R) Index includes the smallest 800 stocks in the Russell 1000(R) Index. The Russell 1000(R) Index represents the larger capitalization segment of the U.S. equity market.

(4) The expense ratios of the Fund are set forth according to the prospectus for the Fund effective November 1, 2008 and may differ from the expense ratios disclosed in the Financial Highlights tables in this report. Net
     Expense: Expenses reduced by a contractual fee waiver through December 31, 2020. Gross Expense: Does not reflect the effect of a contractual fee waiver.

ALL-CAP

ROXBURY ALL-CAP FUND

SCHEDULE OF INVESTMENTS JUNE 30, 2009

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- 99.0%
   CONSUMER DISCRETIONARY -- 18.7%
      HOTELS, RESTAURANTS & LEISURE -- 6.0%
         Brinker International, Inc. ...............         6,033   $   102,742
         Cracker Barrel Old Country Store, Inc. ....         3,345        93,326
         Darden Restaurants, Inc. ..................         2,751        90,728
                                                                     -----------
                                                                         286,796
                                                                     -----------
      MEDIA -- 10.9%
         Interactive Data Corp. ....................         3,673        84,993
         Pearson PLC - SP ADR ......................         9,081        91,809
         Scholastic Corp. ..........................         5,928       117,315
         Shaw Communication, Inc. - Class B ........         5,881        99,154
         The McGraw-Hill Cos., Inc. ................         4,105       123,601
                                                                     -----------
                                                                         516,872
                                                                     -----------
      SPECIALTY RETAIL -- 1.8%
         The Cato Corp. - Class A ..................         5,049        88,055
                                                                     -----------
      TOTAL CONSUMER DISCRETIONARY .................                     891,723
                                                                     -----------
   CONSUMER STAPLES -- 17.7%
      FOOD & STAPLES RETAILING -- 4.2%
         Delhaize Group - SP ADR ...................         1,480       104,310
         Weis Markets, Inc. ........................         2,923        97,979
                                                                     -----------
                                                                         202,289
                                                                     -----------
      FOOD PRODUCTS -- 13.5%
         ConAgra Foods, Inc. .......................         5,298       100,980
         Del Monte Foods Co. .......................        12,302       115,393
         Flowers Foods, Inc. .......................         4,052        88,496
         Hormel Foods Corp. ........................         3,000       103,620
         Lancaster Colony Corp. ....................         2,154        94,927
         Perdigao SA - ADR* ........................         3,592       137,142
                                                                     -----------
                                                                         640,558
                                                                     -----------
      TOTAL CONSUMER STAPLES .......................                     842,847
                                                                     -----------
   ENERGY -- 15.7%
      ENERGY EQUIPMENT & SERVICES -- 2.2%
         Tidewater, Inc. ...........................         2,399       102,845
                                                                     -----------
      OIL, GAS & CONSUMABLE FUELS -- 13.5%
         Calumet Specialty Products Partners LP ....         8,389       130,029
         Enbridge, Inc. ............................         3,285       114,088
         Enerplus Resources Fund ...................         5,459       117,314
         LUKOIL - SP ADR ...........................         2,384       106,565
         OSG America LP ............................        12,185        81,518
         Sunoco Logistics Partners LP ..............         1,730        93,801
                                                                     -----------
                                                                         643,315
                                                                     -----------
      TOTAL ENERGY .................................                     746,160
                                                                     -----------

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- continued
   FINANCIALS -- 20.4%
      COMMERCIAL BANKS -- 9.9%
         Banco Macro SA - ADR* .....................         9,415   $   152,429
         Park National Corp. .......................         1,651        93,248
         Prosperity Bancshares, Inc. ...............         3,340        99,632
         Shinhan Financial Group Co., Ltd. - ADR ...         2,497       126,923
                                                                     -----------
                                                                         472,232
                                                                     -----------
      INSURANCE -- 7.8%
         American Financial Group, Inc. ............         5,700       123,006
         EMC Insurance Group, Inc. .................         4,181        87,006
         RLI Corp. .................................         1,846        82,701
         Unitrin, Inc. .............................         6,549        78,719
                                                                     -----------
                                                                         371,432
                                                                     -----------
      REAL ESTATE INVESTMENT TRUSTS -- 2.7%
         Agree Realty Corp. ........................         6,668       122,224
         One Liberty Properties, Inc. ..............           754         4,336
                                                                     -----------
                                                                         126,560
                                                                     -----------
      TOTAL FINANCIALS .............................                     970,224
                                                                     -----------
   HEALTH CARE -- 4.3%
      HEALTH CARE TECHNOLOGY -- 2.3%
         Computer Programs & Systems, Inc. .........         2,852       109,260
                                                                     -----------
      PHARMACEUTICALS -- 2.0%
         Sanofi-Aventis SA - ADR ...................         3,234        95,371
                                                                     -----------
      TOTAL HEALTH CARE ............................                     204,631
                                                                     -----------
   INDUSTRIALS -- 6.9%
      AEROSPACE & DEFENSE -- 2.4%
         Applied Signal Technology, Inc. ...........         4,417       112,678
                                                                     -----------
      BUILDING PRODUCTS -- 2.2%
         Apogee Enterprises, Inc. ..................         8,518       104,771
                                                                     -----------
      MARINE -- 2.3%
         Navios Maritime Partners LP ...............        11,181       111,810
                                                                     -----------
      TOTAL INDUSTRIALS ............................                     329,259
                                                                     -----------
   INFORMATION TECHNOLOGY -- 5.2%
      IT SERVICES -- 3.1%
         Telvent GIT SA ............................         6,726       145,752
                                                                     -----------
      SEMICONDUCTORS & SEMICONDUCTOR
         EQUIPMENT -- 2.1%
         Intersil Corp. - Class A ..................         8,182       102,848
                                                                     -----------
      TOTAL INFORMATION TECHNOLOGY .................                     248,600
                                                                     -----------

    The accompanying notes are an integral part of the financial statements.

SCHEDULE OF INVESTMENTS JUNE 30, 2009 continued

                                                                        Value
                                                          Shares       (Note 2)
                                                       -----------   -----------
COMMON STOCK -- continued
   TELECOMMUNICATION SERVICES -- 4.4%
      DIVERSIFIED TELECOMMUNICATION SERVICES -- 4.4%
         Hellenic Telecommunication Organization
            SA - SP ADR ............................        12,186   $    93,223
         Portugal Telecom SGPS SA - SP ADR .........        11,677       114,084
                                                                     -----------
                                                                         207,307
                                                                     -----------
      TOTAL TELECOMMUNICATION SERVICES .............                     207,307
                                                                     -----------
   UTILITIES -- 5.7%
      GAS UTILITIES -- 1.7%
         The Laclede Group, Inc. ...................         2,458        81,433
                                                                     -----------
      INDEPENDENT POWER PRODUCERS & ENERGY
         TRADERS -- 2.0%
         Huaneng Power International,
            Inc. - SP ADR ..........................         3,351        94,063
                                                                     -----------
      MULTI-UTILITIES -- 2.0%
         NSTAR .....................................         2,946        94,596
                                                                     -----------
      TOTAL UTILITIES ..............................                     270,092
                                                                     -----------
      TOTAL COMMON STOCK
         (COST $4,187,164) .........................                   4,710,843
                                                                     -----------
      TOTAL INVESTMENTS -- 99.0%
         (COST $4,187,164)+ ........................                   4,710,843
      OTHER ASSETS IN EXCESS OF
         LIABILITIES -- 1.0% .......................                      49,288
                                                                     -----------
      NET ASSETS -- 100.0% .........................                 $ 4,760,131
                                                                     ===========

----------
*    Non-income producing security.

+ The cost for Federal income tax purposes is $4,191,296. As of June 30, 2009, net unrealized appreciation was $519,547. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $625,214 and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $105,667.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FUND EXPENSE EXAMPLES

DISCLOSURE OF FUND EXPENSES (UNAUDITED)

     The following Expense Tables are shown so that you can understand the impact of fees on your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you may incur transaction costs, such as redemption fees, and ongoing costs, including management fees and other Fund expenses. A Fund's expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

     The Expense Tables below illustrate your Fund's costs in two ways.

     - ACTUAL FUND RETURN. The first line of each table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during the period.

     - HYPOTHETICAL 5% RETURN. The second line of each table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees, if any. Therefore, the second line of each table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The "Annualized Expense Ratio" reflects the actual expenses for the period indicated.

FOR THE PERIOD JANUARY 1, 2009 TO JUNE 30, 2009

EXPENSE TABLES

                                                          Beginning     Ending                 Expenses
                                                           Account     Account    Annualized     Paid
                                                            Value       Value       Expense     During
                                                           01/01/09    06/30/09      Ratio      Period*
                                                          ---------   ---------   ----------   --------
Roxbury Small-Cap Growth Fund - Institutional Shares
Actual Fund Return ....................................   $1,000.00   $1,132.70      1.25%       $6.61
Hypothetical 5% Return Before Expenses ................    1,000.00    1,018.52      1.25         6.28
Roxbury All-Cap Fund - Institutional Shares
Actual Fund Return ....................................   $1,000.00   $1,019.20      1.30%       $6.51
Hypothetical 5% Return Before Expenses ................    1,000.00    1,018.27      1.30         6.53

----------
* Expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2009

                                                                             Small-Cap      All-Cap
                                                                            Growth Fund       Fund
                                                                           ------------   -----------
ASSETS:
Investment in securities, at value* ....................................   $ 76,207,075   $ 4,710,843
Receivable for fund shares sold ........................................         24,105            32
Receivable for investments sold ........................................      2,570,761       166,426
Receivable from Advisor ................................................             --         2,814
Dividends and interest receivable ......................................         31,862        18,311
Other assets ...........................................................         48,987         3,129
                                                                           ------------   -----------
Total assets ...........................................................     78,882,790     4,901,555
                                                                           ------------   -----------
LIABILITIES:
Cash overdraft .........................................................             --       117,685
Payable for fund shares redeemed .......................................          7,017            --
Payable for investments purchased ......................................      1,579,527            --
Accrued advisory fee ...................................................         45,054            --
Other accrued expenses .................................................         67,983        23,739
                                                                           ------------   -----------
Total liabilities ......................................................      1,699,581       141,424
                                                                           ------------   -----------
NET ASSETS .............................................................   $ 77,183,209   $ 4,760,131
                                                                           ============   ===========
NET ASSETS CONSIST OF:
Paid-in capital ........................................................   $141,612,498   $ 5,141,597
Undistributed net investment income (accumulated loss) .................        (10,326)       99,535
Accumulated net realized loss on investments ...........................    (74,845,464)   (1,004,680)
Net unrealized appreciation of investments .............................     10,426,501       523,679
                                                                           ------------   -----------
NET ASSETS .............................................................   $ 77,183,209   $ 4,760,131
                                                                           ============   ===========
NET ASSETS BY SHARE CLASS:
   Institutional Shares ................................................   $ 77,183,209   $ 4,760,131
                                                                           ============   ===========
SHARES OF BENEFICIAL INTEREST OUTSTANDING:
   ($0.01 par value, unlimited authorized shares):
   Institutional Shares ................................................      7,118,828     4,496,700
PER SHARE:
Institutional Shares (net asset value, offering and redemption price)      $      10.84   $      1.06
                                                                           ============   ===========
*    Investments at cost ...............................................   $ 65,780,574   $ 4,187,164
                                                                           ============   ===========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL STATEMENTS continued

STATEMENTS OF OPERATIONS
For the Year Ended June 30, 2009

                                                                                Small-Cap     All-Cap
                                                                               Growth Fund      Fund
                                                                              ------------   ---------
INVESTMENT INCOME:
   Dividends ..............................................................   $    388,695   $ 234,415
   Interest ...............................................................            489       2,293
   Foreign tax withheld ...................................................         (3,254)     (6,941)
                                                                              ------------   ---------
      Total investment income .............................................        385,930     229,767
                                                                              ------------   ---------
EXPENSES:
   Advisory fees ..........................................................      1,059,490      26,209
   Administration and accounting fees .....................................        123,009      37,935
   Professional fees ......................................................         88,999      13,987
   Transfer agent fees ....................................................         73,197      25,815
   Trustees' fees .........................................................         33,799       1,201
   Registration fees ......................................................         30,444       3,150
   Custody fees ...........................................................         30,058      10,141
   Shareholder service fees ...............................................         26,494         783
   Reports to shareholders ................................................         19,580         690
   Other ..................................................................         67,794       3,505
                                                                              ------------   ---------
      Total expenses before fee waivers and expense reimbursements ........      1,552,864     123,416
      Advisory fees waived/expenses reimbursed ............................       (228,186)    (77,950)
                                                                              ------------   ---------
      Total expenses, net .................................................      1,324,678      45,466
                                                                              ------------   ---------
   Net investment income (loss) ...........................................       (938,748)    184,301
                                                                              ------------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Net realized loss on investments .......................................    (47,344,532)   (974,878)
   Change in unrealized appreciation (depreciation) on investments ........     (1,211,701)    598,116
                                                                              ------------   ---------
   Net loss on investments ................................................    (48,556,233)   (376,762)
                                                                              ------------   ---------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS ......................   $(49,494,981)  $(192,461)
                                                                              ============   =========

    The accompanying notes are an integral part of the financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                  Small-Cap                     All-Cap
                                                                                 Growth Fund                      Fund
                                                                         ---------------------------   -------------------------
                                                                                For the Years                For the Years
                                                                                Ended June 30,               Ended June 30,
                                                                         ---------------------------   -------------------------
                                                                             2009           2008           2009          2008
                                                                         ------------   ------------   -----------   -----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
   Net investment income/(loss) ......................................   $   (938,748)  $ (1,421,038)  $   184,301   $    (7,773)
   Net realized gain/(loss) on investments ...........................    (47,344,532)   (20,928,917)     (974,878)      335,790
   Net change in unrealized appreciation/
      (depreciation) on investments ..................................     (1,211,701)   (13,432,400)      598,116      (728,314)
                                                                         ------------   ------------   -----------   -----------
Net decrease in net assets resulting from operations .................    (49,494,981)   (35,782,355)     (192,461)     (400,297)
                                                                         ------------   ------------   -----------   -----------
Distributions to shareholders from:
   Net investment income:
      Institutional shares ...........................................             --             --       (74,438)           --
                                                                         ------------   ------------   -----------   -----------
   Tax return of capital:
      Institutional shares ...........................................        (30,722)            --            --            --
                                                                         ------------   ------------   -----------   -----------
                                                                              (30,722)            --       (74,438)           --
                                                                         ------------   ------------   -----------   -----------
   Net realized gains:
      Institutional shares ...........................................             --    (29,259,304)      (10,097)     (630,494)
      Investor shares ................................................             --       (186,324)         (586)   (1,081,720)
                                                                         ------------   ------------   -----------   -----------
                                                                                   --    (29,445,628)      (10,683)   (1,712,214)
                                                                         ------------   ------------   -----------   -----------
Total Distributions ..................................................        (30,722)   (29,445,628)      (85,121)   (1,712,214)
                                                                         ------------   ------------   -----------   -----------
Fund share transactions (Note 5):
   Proceeds from shares sold .........................................     16,325,857     46,885,232     5,400,913       202,397
   Cost of shares issued on reinvestment of distributions ............         23,098     28,334,093        76,268     1,606,194
   Cost of shares redeemed ...........................................    (58,985,552)   (59,166,024)   (1,272,370)   (4,157,107)
                                                                         ------------   ------------   -----------   -----------
Net increase/(decrease) in net assets from Fund share transactions ...    (42,636,597)    16,053,301     4,204,811    (2,348,516)
                                                                         ------------   ------------   -----------   -----------
Total increase/(decrease) in net assets ..............................    (92,162,300)   (49,174,682)    3,927,229    (4,461,027)
NET ASSETS:
   Beginning of year .................................................    169,345,509    218,520,191       832,902     5,293,929
                                                                         ------------   ------------   -----------   -----------
   End of year .......................................................   $ 77,183,209   $169,345,509   $ 4,760,131   $   832,902
                                                                         ============   ============   ===========   ===========
Undistributed net investment income (accumulated loss) ...............   $    (10,326)  $    (10,326)  $    99,535   $   (10,326)
                                                                         ============   ============   ===========   ===========

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

FINANCIAL HIGHLIGHTS

The following tables include selected data for a share outstanding throughout each period and other performance information derived from the financial statements. The total returns in the tables represent the rate an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information should be read in conjunction with the financial statements and notes thereto.

                                                                               For the Years Ended June 30,
                                                                  ------------------------------------------------------
                                                                    2009         2008       2007       2006       2005
                                                                  -------     --------   --------   --------   --------
SMALL-CAP GROWTH FUND -- INSTITUTIONAL SHARES(3)
NET ASSET VALUE -- BEGINNING OF YEAR ..........................   $ 14.25     $  20.69   $  19.62   $  16.66   $  16.75
                                                                  -------     --------   --------   --------   --------
INVESTMENT OPERATIONS:
   Net investment loss(1) .....................................     (0.10)       (0.13)     (0.19)     (0.15)     (0.17)
   Net realized and unrealized gain/(loss) on investments .....     (3.31)       (3.27)      2.87       3.17       0.43
                                                                  -------     --------   --------   --------   --------
      Total from investment operations ........................     (3.41)       (3.40)      2.68       3.02       0.26
                                                                  -------     --------   --------   --------   --------
DISTRIBUTIONS:
   From net realized gains ....................................        --        (3.04)     (1.61)     (0.06)     (0.35)
   From tax return of capital .................................        --(4)        --         --         --         --
                                                                  -------     --------   --------   --------   --------
   Total distributions ........................................        --        (3.04)     (1.61)     (0.06)     (0.35)
                                                                  -------     --------   --------   --------   --------
NET ASSET VALUE -- END OF YEAR ................................   $ 10.84     $  14.25   $  20.69   $  19.62   $   16.66
                                                                  =======     ========   ========   ========   ========
TOTAL RETURN ..................................................    (23.90)%     (18.07)%    14.28%     18.17%      1.53%
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(2)
   Expenses:
      Including waivers/reimbursements ........................      1.25%        1.25%      1.25%      1.24%      1.36%
      Excluding waivers/reimbursements ........................      1.47%        1.36%      1.26%      1.25%      1.37%
      Net investment loss .....................................     (0.89)%      (0.77)%    (0.95)%    (0.78)%    (1.04)%
Portfolio turnover rate .......................................       163%         167%       159%       144%       161%
Net assets at the end of year (000 omitted) ...................   $77,183     $168,873   $217,391   $198,835   $147,907

----------
(1) The net investment loss per share was calculated using the average shares outstanding method.

(2) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Small Cap Growth Series (the "Series"), and the portfolio turnover rate reflects investment activity of the Series.

(3) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(4)  Amount is less than $0.01.

    The accompanying notes are an integral part of the financial statements.

                                                                                                            For the Period
                                                                       For the Years Ended June 30,       February 8, 2005(1)
                                                                  -------------------------------------         through
                                                                   2009       2008       2007     2006       June 30, 2005
                                                                  -------   -------     ------   ------   -------------------
ALL-CAP FUND -- INSTITUTIONAL SHARES(4)
NET ASSET VALUE -- BEGINNING OF PERIOD ........................   $  1.48   $  5.89     $ 6.30   $ 5.84        $ 5.75
                                                                  -------   -------     ------   ------        ------
INVESTMENT OPERATIONS:
   Net investment income/(loss)(2)        . ...................      0.05        --(5)   (0.03)   (0.04)        (0.02)
   Net realized and unrealized gain/(loss) on investments .....     (0.43)    (0.48)      0.71     0.72          0.11
                                                                  -------   -------     ------   ------        ------
      Total from investment operations ........................     (0.38)    (0.48)      0.68     0.68          0.09
                                                                  -------   -------     ------   ------        ------
DISTRIBUTIONS:
   From net investment income .................................     (0.02)       --         --       --            --
   From net realized gains ....................................     (0.02)    (3.93)     (1.09)   (0.22)           --
                                                                  -------   -------     ------   ------        ------
   Total distributions ........................................     (0.04)    (3.93)     (1.09)   (0.22)           --
                                                                  -------   -------     ------   ------        ------
NET ASSET VALUE -- END OF PERIOD ..............................   $  1.06   $  1.48     $ 5.89   $ 6.30        $ 5.84
                                                                  =======   =======     ======   ======        ======
TOTAL RETURN ..................................................    (25.55)%   (15.06)%   12.12%   11.84%         1.57%**
RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:(3)
   Expenses:
      Including waivers/reimbursements ........................      1.30%     1.30%      1.30%    1.30%         1.30%*
      Excluding waivers/reimbursements ........................      3.49%     4.94%      1.99%    2.09%         3.50%*
      Net investment income/(loss) ............................      5.30%    (0.14)%    (0.57)%  (0.63)%       (0.86)%*
Portfolio turnover rate .......................................       331%       85%        94%     110%         110%**
Net assets at the end of period (000 omitted) .................   $ 4,760   $   774     $1,051   $  907        $1,079

----------
*    Annualized

**   Not annualized

(1)  Commencement of operations.

(2) The net investment income/(loss) per share was calculated using the average shares outstanding method.

(3) For the period prior to July 1, 2005, the Fund operated as a feeder fund in a master-feeder structure. The expense and net investment loss ratios include expenses allocated from the master fund, WT Investment Trust I -- Mid Cap Series (the "Series"), and the portfolio turnover rate reflects the investment activity of the Series.

(4) The information through February 2, 2007 set forth in this table is the financial data of the Fund as a series of WT Mutual Fund.

(5)  Amount is less than $0.01.

    The accompanying notes are an integral part of the financial statements.

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS

1. DESCRIPTION OF THE FUNDS. Roxbury Small-Cap Growth Fund ("Small-Cap Growth Fund") and Roxbury All-Cap Fund ("All-Cap Fund") (each, a "Fund" and collectively, the "Funds") are series of The Roxbury Funds (the "Trust"). The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company and was organized as a Delaware statutory trust on April 4, 2006. The fiscal year end for the Funds is June 30th.

     As of June 30, 2009, each Fund offers one class of shares: Institutional Shares. The Investor class for the All-Cap (formerly, Mid-Cap Fund) and Small-Cap Growth Funds closed effective October 31, 2008.

     Effective November 1, 2008, the name of the Roxbury Mid-Cap Fund (Institutional class) was changed to Roxbury All-Cap Fund (Institutional class).

2. SIGNIFICANT ACCOUNTING POLICIES. The following is a summary of the significant accounting policies of the Funds:

     SECURITY VALUATION. Securities held by the Funds which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

     Effective as of the commencement of investment operations on July 1, 2008, the Funds adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 ("SFAS 157"). This standard clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements. The three levels of the fair value hierarchy under SFAS 157 are described below:

     -    Level 1 -- quoted prices in active markets for identical securities

     - Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

     - Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

     The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

     In April 2009, FASB issued FASB Staff Position No. 157-4, Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly ("FSP 157-4"). The Funds have adopted FSP 157-4 effective with the June 30, 2009 annual report. FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also includes guidance on identifying circumstances that indicate a transaction is not orderly. FSP 157-4 requires entities to describe the inputs used in valuation techniques used to measure fair value and changes in inputs over the period. FSP 157-4 expands the three-level hierarchy disclosure and the level three roll-forward disclosure for each major security type as described in paragraph 19 of FAS No. 115, Accounting for Certain Investments in Debt and Equity Securities.

     The following is a summary of the inputs used, as of June 30, 2009, in valuing the Fund's assets carried at fair value:

                                                  INVESTMENTS IN SECURITIES
                                                 --------------------------
                                                  SMALL-CAP
VALUATION INPUTS                                 GROWTH FUND   ALL-CAP FUND
----------------                                 -----------   ------------
Level 1 -- Quoted Prices*                        $76,207,075    $4,710,843
Level 2 -- Other Significant Observable Inputs            --            --
Level 3 -- Significant Unobservable Inputs                --            --
                                                 -----------    ----------
Total                                            $76,207,075    $4,710,843
                                                 ===========    ==========

* Level 1 securities consist of common stocks and money market mutual funds. See Schedules of Investments.

     FEDERAL INCOME TAXES. Each Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision has been made.

     FASB Interpretation No. 48 ("FIN 48"), Accounting for Uncertainty in Income Taxes, sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. Management has analyzed the Funds' tax positions and has concluded that no provision for income tax is required in the Funds' financial statements. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each of the Funds' federal tax returns for the prior three fiscal years remains subject to examination by the Internal Revenue Service.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment security transactions are accounted for on a trade date basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes. Interest income is recorded on the accrual basis and includes the amortization of premium and the accretion of discount. Dividend income is recorded on the ex-dividend date. The Funds record expenses on an accrual basis. Common expenses of the Trust are allocated on a pro rata basis among the series based on relative net assets or other relative basis.

     CLASS ACCOUNTING. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

     DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributions from net investment income and net realized gains, if any, will be declared and paid annually.

     USE OF ESTIMATES IN THE PREPARATION OF FINANCIAL STATEMENTS. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES. Roxbury Capital Management, LLC ("Roxbury") serves as investment adviser to each of the Funds. For its services, Roxbury receives a fee from each Fund at an annual rate as follows:

                                                              % of Average Daily Net Assets
                                                    -------------------------------------------------
Small-Cap Growth Fund ...........................   1.00% up to $1 billion; 0.95% of next $1 billion;
                                                    and 0.90% in excess of $2 billion
All-Cap Fund ....................................   0.75% up to $1 billion; 0.70% of next $1 billion;
                                                    and 0.65% in excess of $2 billion

     Roxbury has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses exceed the following percentages of average daily net assets:

                                 Expense Cap    Expiration Date
                                 -----------   -----------------
Small-Cap Growth Fund
   Institutional Shares ......      1.25%      December 31, 2020
All-Cap Fund
   Institutional Shares ......      1.30%      December 31, 2020

     PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., provides administrative services to the Funds pursuant to an Accounting and Administrative Services Agreement.

     COMPENSATION OF TRUSTEES AND OFFICERS. The Funds pay each Trustee who is not an interested person of the Funds a fee of $5,000 per year plus $2,000 for each Board meeting attended in person and $200 for each special Board or committee meeting attended by telephone. Each Trustee is reimbursed for reasonable out-of-pocket expenses incurred in connection with attendance at Board or committee meetings. The Chairman is paid an additional fee of $1,000 per year. Trustees of the Funds who are employees or Officers of Roxbury do not receive any compensation from the Funds.

THE ROXBURY FUNDS

NOTES TO FINANCIAL STATEMENTS continued

     SHAREHOLDER SERVICING FEES. For the period July 1, 2008 through October 30, 2008, the Trustees had adopted a Shareholder Servicing Plan which allowed the Funds to obtain the services of Roxbury and other qualified financial institutions to act as shareholder servicing agents for their customers. Under the plan, the Small-Cap Growth and All-Cap Funds paid shareholder servicing agents, including Roxbury, a maximum annual amount at a rate of 0.25% of average daily net assets of the Funds' Investor Shares.

     PFPC Trust Company serves as custodian to the Trust pursuant to a Custodian Services Agreement.

4. INVESTMENT SECURITIES TRANSACTIONS. During the fiscal year ended June 30, 2009, purchases and sales of investment securities (excluding short-term investments) were as follows:

                                               Small-Cap      All-Cap
                                              Growth Fund       Fund
                                             ------------   -----------
Purchases ................................   $173,565,472   $15,302,587
Sales ....................................    215,700,960    10,998,934

5. FUND SHARE TRANSACTIONS. Transactions in shares of beneficial interest for the year ended June 30, 2009 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                Institutional Shares       Investor Shares
                                             -------------------------   -------------------
                                               Shares        Dollars      Shares    Dollars
                                             ----------   ------------   -------   ---------
Small-Cap Growth Fund
Sold .....................................    1,541,220   $ 16,322,357       257   $   3,500
Issued on reinvestment of distributions ..        2,680         23,098        --          --
Redeemed .................................   (6,271,964)   (58,620,389)  (33,801)   (365,163)
                                             ----------   ------------   -------   ---------
Net Decrease .............................   (4,728,064)  $(42,274,934)  (33,544)  $(361,663)
                                             ==========   ============   =======   =========
All-Cap Fund
Sold .....................................    5,094,567   $  5,400,913        --   $      --
Issued on reinvestment of distributions ..       77,819         75,682       569         586
Redeemed .................................   (1,199,884)    (1,221,762)  (41,594)    (50,608)
                                              ---------   ------------   -------   ---------
Net Increase/(Decrease) ..................    3,972,502   $  4,254,833   (41,025)  $ (50,022)
                                              =========   ============   =======   =========

Transactions in shares of beneficial interest for the year ended June 30, 2008 for the Institutional Shares and Investor Shares of each Fund were as follows:

                                                Institutional Shares          Investor Shares
                                             -------------------------   ------------------------
                                               Shares        Dollars       Shares       Dollars
                                             ----------   ------------   ----------   -----------
Small-Cap Growth Fund
Sold .....................................    3,007,646   $ 46,470,235       23,350   $   414,997
Issued on reinvestment of distributions ..    1,755,943     28,147,769       11,748       186,324
Redeemed .................................   (3,424,559)   (58,303,845)     (56,557)     (862,179)
                                             ----------   ------------   ----------   -----------
Net Increase/(Decrease) ..................    1,339,030   $ 16,314,159      (21,459)  $  (260,858)
                                             ==========   ============   ==========   ===========
All-Cap Fund
Sold .....................................       36,902   $     87,361       19,984   $   115,036
Issued on reinvestment of distributions ..      382,117        630,494      606,025       975,700
Redeemed .................................      (73,184)      (216,074)  (1,309,267)   (3,941,033)
                                             ----------   ------------   ----------   -----------
Net Increase/(Decrease) ..................      345,835   $    501,781     (683,258)  $(2,850,297)
                                             ==========   ============   ==========   ===========

6. FEDERAL TAX INFORMATION. Distributions to shareholders from net investment income and realized gains are determined in accordance with Federal income tax regulations, which may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on the tax treatment; temporary differences do not require such reclassification. On June 30, 2009, the following reclassifications were made within the capital accounts to reflect permanent differences relating to net operating losses.

                                                          Small-Cap    All-Cap
                                                         Growth Fund     Fund
                                                         -----------   -------
Paid-in Capital ......................................    $(938,748)    $--
Undistributed net investment income (loss) ...........      938,748      (2)
Accumulated net realized gain (loss) on investments ..           --       2

The tax character of distributions paid during the years ended June 30, 2009 and June 30, 2008 was as follows:

                                                          Small-Cap      All-Cap
                                                         Growth Fund      Fund
                                                         -----------   ----------
Year ended June 30, 2009
Ordinary income ......................................   $        --   $   74,438
Long-term capital gains ..............................            --       10,683
Return of capital ....................................        30,722           --
                                                         -----------   ----------
   Total distributions ...............................   $    30,722   $   85,121
                                                         ===========   ==========
Year ended June 30, 2008
Ordinary income ......................................   $ 7,984,568   $   22,098
Long-term capital gains ..............................    21,461,060    1,690,116
                                                         -----------   ----------
   Total distributions ...............................   $29,445,628   $1,712,214
                                                         ===========   ==========

Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal tax purposes.

Under federal tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.

For the fiscal year ended June 30, 2009, the Small-Cap Growth Fund and the All-Cap Fund incurred post-October capital losses of $33,157,128 and $961,393, respectively.

As of June 30, 2009, the components of accumulated earnings on a tax basis were as follows:

                                                           Small-Cap     All-Cap
                                                          Growth Fund     Fund
                                                         ------------   ---------
Undistributed ordinary income ........................   $         --   $ 109,861
Capital loss carryforwards ...........................    (37,463,706)    (39,155)
Post-October capital losses ..........................    (33,157,128)   (961,393)
Net unrealized appreciation on investments ...........      6,201,871     519,547
Other temporary differences ..........................        (10,326)    (10,326)
                                                         ------------   ---------
Total accumulated deficit ............................   $(64,429,289)  $(381,466)
                                                         ============   =========

     The differences between book basis and tax basis components of accumulated deficit are primarily attributable to tax deferral of losses on wash sales and deferred compensation of Trustees.

     For federal income tax purposes, capital loss carryforwards are available to offset future capital gains. As of June 30,2009, the Small-Cap Growth Fund and the All-Cap Fund had $37,463,706 and $39,155, respectively, that will expire on June 30, 2017.

7. CONTRACTUAL OBLIGATIONS. The Funds enter into contracts in the normal course of business that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.

8. SUBSEQUENT EVENT. Management has evaluated the impact of all subsequent events on the Funds through August 26, 2009, the date the financial statements were issued, and is reporting that on July 13, 2009, the Board of Trustees of The Roxbury Funds voted to liquidate the Roxbury All-Cap Fund. The Fund will be liquidated as of the close of business September 25, 2009.

THE ROXBURY FUNDS

REPORT TO SHAREHOLDERS

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of The Roxbury Funds and the Shareholders of the Roxbury Small-Cap Growth Fund and the Roxbury All-Cap Fund:

We have audited the accompanying statements of assets and liabilities of the Roxbury Small-Cap Growth Fund and the Roxbury All-Cap Fund (formerly the Roxbury Mid-Cap Fund), each a series of The Roxbury Funds (the "Funds"), including the schedules of investments, as of June 30, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two year period then ended, and the financial highlights for each of the years in the three year period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the years or periods in the two year period ended June 30, 2006 were audited by other auditors whose report dated August 11, 2006 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2009 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Roxbury Small-Cap Growth Fund and the Roxbury All-Cap Fund as of June 30, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two year period then ended, and their financial highlights for each of the years in the three year period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                        /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                        BRIGGS, BUNTING & DOUGHERTY, LLP

Philadelphia, Pennsylvania
August 26, 2009

ADDITIONAL INFORMATION

TAX INFORMATION (UNAUDITED)

For the fiscal year ended June 30, 2009, certain dividends may be subject to a maximum tax rate of 15%, as qualified dividend income ("QDI") under the Jobs and Growth Tax Relief Reconciliation Act of 2003. For individual shareholders, a percentage of their ordinary income dividends (dividend income plus short-term gains, if any) may qualify for a maximum tax rate of 15%. Complete information is computed and reported in conjunction with your Form 1099-DIV.

In addition, for corporate shareholders, a percentage of their ordinary income distributions qualifies for the dividends-received deduction ("DRD").

The percentage of ordinary income dividends that qualify is as follows:

                                                           QDI      DRD-Eligible
                                                         Dividend     Dividends
                                                         --------   ------------
Small-Cap Growth Fund ................................     0.00%        0.00%
All-Cap Fund .........................................    91.42%       66.28%

Pursuant to Section 852 of the Internal Revenue Code of 1986, as amended, the Small-Cap Growth Fund and All-Cap Fund paid capital gain dividends (from net long-term capital gains) during the fiscal year ended June 30, 2009 as follows:

                                                     Capital Gain   Capital Gain
                                                       Per Share    Distribution
                                                     ------------   ------------
All-Cap Fund .....................................       $0.02         $10,681

In January 2010, shareholders of the Funds will receive Federal income tax information on all distributions paid to their accounts in the calendar year 2009, including any distributions paid between July 1, 2009 and December 31, 2009.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

A description of the Funds' policies and procedures with respect to the voting of proxies relating to the Funds' portfolio securities is available without charge, upon request, by calling 1-800-497-2960. Information regarding how the Funds voted proxies related to portfolio securities during the 12-month period ended June 30, 2009 is available without charge, upon request, by calling 1-800-497-2960. This information is also available on the Securities and Exchange Commission's ("SEC") website at www.sec.gov.

THE ROXBURY FUNDS

TRUSTEES AND OFFICERS

The Trust is governed by a Board of Trustees (the "Trustees"). The primary responsibilities of the Trustees of the Trust are to represent the interest of the Trust's shareholders and to provide oversight management of the Trust.

The following table presents certain information regarding the Trustees and Officers of the Trust. Each person listed under "Interested Trustee" below is an "interested person" of the Trust's investment adviser, within the meaning of the 1940 Act. Each person who is not an "interested person" of the Trust's investment adviser or the Trust within the meaning of the 1940 Act is referred to as an "Independent Trustee" and is listed under such heading below.

Unless specified otherwise, the address of each Trustee and Officer as it relates to the Trust is 100 Wilshire Boulevard, Suite 1000, Santa Monica, CA 90401.

The Statement of Additional Information for the Trust contains additional information about the Trust's Trustees and Officers and is available, without charge, upon request, by calling (800) 497-2920 or by visiting the Funds' website at www.RoxburyFunds.com.

INTERESTED AND INDEPENDENT TRUSTEES OF THE TRUST

The following table sets forth certain information with respect to the Trustees of the Trust:

                               INTERESTED TRUSTEE

                                                                                  Number of
                                                              Principal         Funds in Fund       Other
                  Position(s)   Term of Office(1) and       Occupation(s)          Complex      Directorships
 Name, Address     Held with       Length of Time            During Past         Overseen by       Held by
    and Age           Trust             Served                Five yeas            Trustee        Trustee(2)
---------------   -----------   ---------------------   ---------------------   -------------   -------------
BRIAN C. BEH(3)   Trustee and   Since April 2006        President and Chief           2             None
Age 46            President                             Operating Officer of
                                                        Roxbury Capital
                                                        Management, LLC
                                                        since 2003; Director
                                                        of Marketing,
                                                        Roxbury Capital
                                                        Management, LLC from
                                                        1999 to 2002.

                              INDEPENDENT TRUSTEES

KENNETH GUDORF    Trustee and   Since June 2006         CEO, Agio Capital             2             None
Age 70            Chairman of                           Partners I, L.P.
                  the Board                             (private investment
                                                        company).
JOHN OTTERLEI     Trustee       Since June 2006         Independent Financial         2             None
Age 60                                                  Advisor, since 2005;
                                                        Senior Managing
                                                        Director, Piper
                                                        Jaffray (financial
                                                        services), from 2004
                                                        to 2005; Head of
                                                        Private Capital, Piper
                                                        Jaffray, from 2001 to
                                                        2004.

----------
(1) Each Trustee serves during the continued lifetime of the Trust until he or she dies, resigns, is declared bankrupt or incompetent by a court of competent jurisdiction, or is removed.

(2) Includes directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended (i.e., "public companies"), or other investment companies registered under the 1940 Act.

(3) Brian C. Beh is an "Interested Trustee" by reason of his position as President and Chief Operating Officer of, and his ownership interest in, Roxbury Capital Management, LLC, the investment adviser to the Trust.

TRUSTEES AND OFFICERS continued

OFFICERS OF THE TRUST

The following table sets forth certain information with respect to the Officers of the Trust:

                                                                                               Principal
                                    Position(s)          Term of Office(1)                   Occupation(s)
       Name, Address                 Held with          and Length of Time                    During Past
          and Age                      Trust                  Served                          Five Years
---------------------------   -----------------------   -------------------   ------------------------------------------
LANCE P. SIMPSON              Treasurer and Chief       Since June 2008       Controller, Roxbury Capital Management,
Age 30                        Compliance Officer        and May 2009          since 2007; Accountant, Work Rite Uniform,
                                                                              from 2005 to 2007; Negotiator,
                                                                              Countrywide Financial, from 2001 to 2005.
MICHAEL P. MALLOY             Secretary                 Since May 2007        Partner in the law firm Drinker Biddle &
Drinker Biddle & Reath LLP                                                    Reath LLP.
One Logan Square
18th & Cherry Streets
Philadelphia, PA 19103-6996
Age 50
BROOKE CLEMENTS               Assistant Secretary and   Since August 2009     Accounting Manager since May 2009,
Age 33                        Anti-Money Laundering                           Staff Accountant, from 2005-2009,
                              Compliance Officer                              Roxbury Capital Management, LLC.

----------
(1) Each officer shall serve until his or her resignation is accepted by the Trustees, and his or her successor is chosen, elected and qualified, or until he or she dies or is removed. Any officer may be removed by the affirmative vote of a majority of the Trustees at any time, with or without cause.

THE ROXBURY FUNDS

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

                     [THIS PAGE INTENTIONALLY LEFT BLANK.]

 (THE ROXBURY FUNDS LOGO)   This report is not authorized for distribution
  DISCIPLINED INVESTING.    unless preceded or accompanied by a prospectus for
INDEPENDENT THINKING.(TM)   the Fund. Shares of The Roxbury Funds are
                            distributed by Professional Funds Distributor, LLC,
                            760 Moore Road, King of Prussia, PA 19406.

                                                                         JUNE 09

ITEM 2.   CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (c) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition set forth in paragraph (b) of this Item.

     (d) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item.



ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.

As of the end of the period covered by the report, the Registrant's Board of Trustees has determined that Kenneth Gudorf and John Otterlei each qualify to serve as an audit committee financial expert serving on its audit committee and that each is "independent," as defined by Item 3 of Form N-CSR.




ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Audit Fees
----------

     (a) The aggregate fees billed for the fiscal years ended June 30, 2009 and June 30, 2008 for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $28,500 and $27,500, respectively.

Audit-Related Fees
------------------

     (b) The aggregate fees billed in the fiscal years ended June 30, 2009 and June 30, 2008 for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 and $0, respectively.

Tax Fees
--------

     (c) The aggregate fees billed in the fiscal years ended June 30, 2009 and June 30, 2008 for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $3,000 and $3,000, respectively. Fees were for the review of federal and state income tax returns and excise tax returns.

All Other Fees
--------------

     (d) The aggregate fees billed in the fiscal years ended June 30, 2009 and June 30, 2008 for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
          (c) of this Item are $0 and $0, respectively.

  (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

          Pursuant to its charter, the Trust's Audit Committee must review and approve in advance the engagement of the independent accountants, including each audit and non-audit service permitted by appropriate rules or regulations provided to the Trust and each non-audit service provided to the Trust's investment adviser and any entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Trust relating to the operations and financial reporting of the Trust. The Committee may delegate the authority to grant such pre-approval to one or more Committee members who are independent Trustees within the meaning of Section 10A(i) of the Securities Exchange Act of 1934, as amended, provided that the decision of such member(s) is presented to the full Committee at its next scheduled meeting. The Committee may approve each audit and non-audit service on a case-by-case basis, and/or adopt pre-approval policies and procedures that are detailed as to a particular service, provided that the Committee is informed of each service in a timely manner and the policies and procedures do not include delegation of the Committee's responsibilities under the Securities Exchange Act of 1934 to management. The foregoing pre-approval requirement with respect to the provision of non-audit services to the Trust may be waived if (i) the aggregate amount of all such non-audit services provided to the Trust constitutes not more than 5 percent of the total amount of revenues paid by the Trust to its independent accountants during the fiscal year in which the non-audit services are provided;
          (ii) such services were not recognized by the Trust at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved prior to the completion of the audit by the Committee or by one or more members of the Committee to whom authority to grant such approvals has been delegated by the Committee.


  (e)(2)  The percentage of services described in each of paragraphs (b) through
          (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

                           (b) N/A

                           (c) 100%

                           (d) N/A

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended June 30, 2009 and June 30, 2008 of the registrant was $3,000 and $3,000, respectively

     (h)  Not applicable.



ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.



ITEM 6.   INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.



ITEM 8.   PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant's board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)),
or this Item.


ITEM 11.  CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
          Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2)   Certifications  pursuant to Rule  30a-2(a)  under the 1940 Act and
              Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3)   Not applicable.

     (b)      Certifications  pursuant to Rule  30a-2(b)  under the 1940 Act and
              Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)               The Roxbury Funds
            --------------------------------------------------------------------

By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  /s/ Brian C. Beh
                         -------------------------------------------------------
                           Brian C. Beh, President
                           (principal executive officer)

Date                       August 25, 2009
    ---------------------------------------------------------------------------


By (Signature and Title)*  /s/ Lance Simpson
                         -------------------------------------------------------
                           Lance Simpson, Treasurer
                           (principal financial officer)

Date                       August 25, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.